CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES:
Net loss	$ (20,774)	$ (5,622)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	415	301
Share-based compensation expense	753	1,862
Interest expense on convertible promissory notes	0	138
Loss from equity method investment	47	0
Changes in operating assets and liabilities
Accounts receivable	(643)	2,626
Prepaid expense and other assets	611	(931)
Accounts payable	938	(1,482)
Accrued liabilities	9	586
Deferred revenue	3,647	(2,939)
Net cash used in operating activities	(14,997)	(5,461)
INVESTING ACTIVITIES:
Proceeds from maturities of short-term investments	30,211	0
Purchases of short-term investments	(9,093)	0
Acquisition of property and equipment	(1,253)	(100)
Net cash provided by (used in) investing activities	19,865	(100)
FINANCING ACTIVITIES:
Proceeds from issuance of convertible promissory notes, net	0	5,650
Proceeds from exercise of share options	332	292
Net cash provided by financing activities	332	5,942
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	5,200	381
Cash, cash equivalents and restricted cash at beginning of the period	25,238	8,345
Cash, cash equivalents and restricted cash at end of the period	30,438	8,726
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Non-cash investing and financing activities
Sale of intangible assets for equity investment	590	0
Release of repurchase liability for restricted shares	37	0
Purchase of property and equipment in accounts payable	$ 177	$ 0